FAIR VALUE MEASUREMENTS - Schedule of Fair Values of Financial Liabilities - 10K (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Liabilities:
Fair Value, Long-term debt, including current portion	$ 1,793.2	$ 1,818.0	$ 1,844.0
Carrying Value, Long-term debt, including current portion	1,790.4	1,813.7	1,863.9
Previously Reported [Member]
Liabilities:
Carrying Value, Long-term debt, including current portion		1,833.7
Level 1 [Member]
Liabilities:
Fair Value, Long-term debt, including current portion	0.0	0.0	0.0
Level 2 [Member]
Liabilities:
Fair Value, Long-term debt, including current portion	1,793.2	1,818.0	1,844.0
Level 3 [Member]
Liabilities:
Fair Value, Long-term debt, including current portion	$ 0.0	$ 0.0	$ 0.0